Aquila Cascadia Equity Fund
                            Semi-Annual Report



                                             November 20, 1996



Dear Investor:

     Even though Aquila Cascadia Equity Fund just commenced its investment operations on September 9, we are sending you a report for the period ended September 30, 1996. The Fund has a fiscal year-end of March 31st.

     As you are aware, the Fund's investment's will be primarily focused upon the seven state area - Oregon, Washington, Idaho, Utah, Nevada, Alaska and Hawaii - which comprise the region we term "Cascadia".

     Our research shows that there is a sizable universe of companies within the Cascadia region which offer a broad range of investment diversification.

     The Fund intends to seek out there those soundly managed, growth-oriented companies within the Cascadia region which possess good underlying value and which we believe are attractively priced in the market place at the time of acquisition.

     The Cascadia region possesses, in our judgement, very strong economic growth prospects and opportunities for good investment capital appreciation over time.

     We value your investment in the Fund and assure you that every effort will be made to warrant your continued confidence.

                                             Sincerely,
                                             /s/ Lacy B. Herrmann
                                             Lacy B. Herrmann
                                             President and Chairman
                                               of the Board of Trustees

                        AQUILA CASCADIA EQUITY FUND
                         STATEMENT OF INVESTMENTS
                      September 30, 1996 (Unaudited)

                                                                 Market
Shares      Common Stocks                                        Value
            Aerospace/Defense - 1.4%
   270      Boeing Co.                                         $ 25,515

            Automotive - 3.2%
 1,070      Paccar Inc.                                          58,583

            Beverages - 1.0%
   875      Redhook Ale Brewery Inc.+                            19,031

            Building Materials - 2.0%
 1,040      BMC West Corp.+                                      14,430
 1,200      TJ International Inc.                                21,900
                                                                 36,330

            Computer Products and Services - 11.3%
   335      Hewlett-Packard Co.                                  16,331
 1,250      In Focus Systems Inc.+                               17,969
   480      Iomega Corp.+                                        11,640
   630      Intel Corp.                                          60,126
 1,210      Micron Electronics Inc.+                             24,956
   350      Microsoft Corp.+                                     46,156
 1,485      Novell Inc.+                                         16,335
 1,305      Sequent Computer Systems+                            16,965
                                                                210,478

            Consumer Products and Services - 13.2%
   580      Albertsons Inc.                                      24,433
   655      American Stores Co.                                  26,200
 1,300      Fred Meyer Inc.+                                     43,062
 1,185      Hollywood Entertainment +                            24,293
   550      Nike Inc. Class B                                    66,825
   755      Nordstrom Inc.                                       28,690
 1,540      Price Costco Inc.                                    31,570
                                                                245,073

            Electronics - 6.0%
   400      Electro Scientific Industries +                       7,400
   495      Fluke Corp.                                          18,253
   405      Lattice Semiconductor                                11,694
 1,280      Mentor Graphics Corp.                                11,360
   440      Merix Corp.                                           8,470
   950      Micron Technology Inc.                               28,975
   410      Tektronix Inc.                                       16,759
   400      Triquint Semiconductor +                              9,300
                                                                112,211

                     AQUILA CASCADIA EQUITY FUND
                   STATEMENT OF INVESTMENTS (continued)
            Financial Services - 12.0%
   700      First Hawaiian Inc.                                $ 21,700
   910      Interwest Bancorp Inc.                               26,845
   450      National Bancorp of Alaska.                          28,575
 1,500      Safeco Corp.                                         52,500
   910      US Bancorp.                                          35,945
   945      Washington Federal Inc.                              22,326
   920      Washington Mutual Inc.                               34,270
                                                                222,161

            Healthcare - 2.8%
   450      Advanced Technology Labs +                           14,400
 1,115      Sierra Health Services Inc.+                         38,328
                                                                 52,728

            Hospital Management - 1.0%
 1,950      Community Psychiatric Centers +                      18,281

            Household Products - 0.9%
   750      Paragon Trade Brands Inc.+                           17,530

            Leisure Time - 5.2%
   800      Circus Circus Enterprises Inc.+                      28,300
   440      MGM Grand Inc.+                                      18,590
 1,465      Mirage Resorts Inc.+                                 37,541
   965      Ride Inc.+                                           11,821
                                                                 96,252

            Machinery - 1.4%
   800      Cascade Corp.                                         9,600
   770      Esterline Technology Corp.+                          16,651
                                                                 26,251

            Medical Products - 6.3%
 1,175      Ballard Medical Products                             22,913
 1,315      OEC-Medical Systems Inc.+                            16,438
 1,000      Physio Control International Corp.+                  25,250
 1,115      Research Medical Inc.+                               19,373
   780      Spacelabs Medical Inc.+                              16,770
 1,415      Utah Medical Products Inc.+                          16,273
                                                                117,017

                   AQUILA CASCADIA EQUITY FUND
                STATEMENT OF INVESTMENTS (continued)
            Metal Processing and Mining - 3.0%
   240      Freeport McMoran Inc.                              $  7,500
   350      Oregon Metallurgical Corp.+                          11,375
   560      Oregon Steel Mills Inc.                               8,610
   770      Pegasus Gold Inc.+                                    7,796
   690      Schnitzer Steel Industries Inc.                      20,010
                                                                 55,291

            Natural Gas - 7.7%
   805      Apache Corp.                                         23,949
   275      Atlantic Richfield Co.                               35,063
 1,000      Questar                                              35,375
 1,270      Univar Corp.                                         24,447
 1,110      Valero Energy Corp.                                  24,281
                                                                143,115

            Paper And Related Products - 5.2%
   265      Boise Cascade Corp.                                   9,010
   370      Louisiana-Pacific Corp.                               8,418
   540      Pope & Talbot Inc.                                    8,303
   765      Weyerhaeuser Co.                                     35,286
   550      Williamette Industries                               36,025
                                                                 97,042

            Pharmaceuticals - 0.9%
   920      Sonus Pharmaceutical+                                17,480

            Railroad - 0.8%
 1,210      Greenbrier Companies Inc.                            13,915

            Specialized Services - 0.8%
   795      Franklin Quest Co.+                                  14,906

            Transportation - 3.4%
 1,155      Alaska Air Group Inc.+                               24,688
 3,390      Reno Air Inc.+                                       28,391
   640      Skywest Inc.                                          9,120
                                                                 62,199

            Utilities - 7.1%
   750      Hawaiian Electric Industries                         25,594
 1,600      Nevada Power Co.                                     32,600
 2,350      Pacificorp                                           48,468
 1,110      Puget Sound Power & Lighting                         24,975
                                                                131,637

                       AQUILA CASCADIA EQUITY FUND
                   STATEMENT OF INVESTMENTS (continued)

            Total Common Stocks (96.6%) (Cost $1,756,384*)  $ 1,793,026
            Other assets in excess of liabilities (3.4%)         63,368
            Net Assets (100%)                               $ 1,856,394

* Cost for Federal income tax purposes is identical.

+ Non-income producing security.

           See accompanying notes to financial statements.

                        AQUILA CASCADIA EQUITY FUND
                    STATEMENT OF ASSETS AND LIABILITIES
                       SEPTEMBER 30, 1996 (unaudited)

ASSETS
Investments at market value (identified cost - $1,756,384)      $ 1,793,026
Receivable for Fund shares sold                                     803,014
Deferred organization expenses (note A)                              96,150
Due for reimbursement of expenses                                     8,989
Dividends receivable                                                    563
   Total assets                                                   2,701,742

LIABILITIES
Payment for investment securities purchased                         745,386
Accrued expenses                                                     99,962
    Total liabilities                                               845,348
NET ASSETS                                                     $  1,856,394

Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares,
     par value $.01 per share                                   $     1,505
Additional paid-in capital                                        1,818,474
Accumulated net loss on investments                                   (227)
Net unrealized appreciation on investments                           36,642
                                                                $ 1,856,394

CLASS A
     Net Assets                                                 $   230,232
     Capital shares outstanding                                      18,670
     Net asset value and redemption price per share             $     12.33
     Offering price per share (100/95.75 of $12.33 adjusted
        to nearest cent)                                        $     12.88

CLASS C
     Net Assets                                                 $    12,794
     Capital shares outstanding                                       1,038
     Net asset value and offering price per share               $     12.33
     Redemption price per share (* varies by length of
        time shares are held)                                   $        *

CLASS Y
     Net Assets                                                 $ 1,613,368
     Capital shares outstanding                                     130,838
     Net asset value, offering and redemption price per share   $     12.33

              See accompanying notes to financial statements.



                     AQUILA CASCADIA EQUITY FUND
                       STATEMENT OF OPERATIONS
         FOR THE PERIOD AUGUST 13, 1996 (commencement of operations)
                   THROUGH SEPTEMBER 30, 1996 (unaudited)

Investment Income:
   Dividends                                                     $       563

Expenses:
   Advisory and Administrative fees (note B)        $      758
   Sub-Advisory fees (note B)                              663
   Legal fees                                            3,182
   Amortization of organization expenses (note A)        2,700
   Transfer and shareholder servicing agent fees         1,697
   Registration fees and dues                            1,697
   Custodian fees (note E)                               1,621
   Shareholders' reports and proxy statements            1,273
   Trustees' fees and expenses                           1,273
   Audit and accounting fees                             1,060
   Distribution fees (note B)                               71
   Miscellaneous                                         1,060
                                                        17,055

   Advisory and Administrative fees waived (note B)      (758)
   Sub-Advisory fees waived (note B)                     (663)
   Reimbursement of expenses (note B)                 (13,989)
   Expenses paid indirectly (note E)                   (1,082)
       Net expenses                                                      563
       Net investment income                                               0

Realized and unrealized gain on investments:
   Net realized loss from securities transactions        (227)
   Unrealized appreciation on investments               36,642
   Net realized and unrealized gain on investments                    36,415
   Net increase in net assets resulting from operations           $   36,415

             See accompanying notes to financial statements.

                    AQUILA CASCADIA EQUITY FUND
             STATEMENT OF CHANGES IN NET ASSETS (unaudited)
        FOR THE PERIOD AUGUST 13, 1996 (commencement of operations)
                    THROUGH SEPTEMBER 30, 1996
OPERATIONS:
     Net realized loss from securities transactions    $    (227)
     Unrealized appreciation on investments                36,642
       Change in net assets from operations                36,415

DISTRIBUTIONS TO SHAREHOLDERS (note D):
     Class A Shares:
     Net investment income                                    ---
     Net realized gain on investments                         ---

     Class C Shares:
     Net investment income                                    ---
     Net realized gain on investments                         ---

     Class Y Shares:
     Net investment income                                    ---
     Net realized gain on investments                         ---
       Change in net assets from distributions                ---

CAPITAL SHARE TRANSACTIONS (note F):
     Proceeds from shares sold                          3,084,505
     Reinvested dividends and distributions                   ---
     Cost of shares redeemed                          (1,264,526)
       Change in net assets from capital share
       transactions                                     1,819,979

       Change in net assets                             1,855,393

NET ASSETS:
     Beginning of period                                    1,001
     End of period                                 $    1,856,394


              See accompanying notes to financial statements.

                      AQUILA CASCADIA EQUITY FUND
                     NOTES TO FINANCIAL STATEMENTS
                            (unaudited)

Note A - Summary of Significant Accounting Policies:

     Aquila Cascadia Equity Fund (the "Fund"), is a diversified open-end investment company organized as a Massachusetts business trust. The Fund began its current investment operations as a capital appreciation fund on September 9, 1996.

     The Fund is authorized to issue an unlimited number of shares and began offering Class A, Class C and Class Y shares on August 13, 1996. Its Class A shares are sold with a front-payment sales charge and bear an annual service fee. Its Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity. They are not available to individual retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. All classes of shares represent interests in the same portfolio of investments in the Fund and are identical as to rights and privileges. They differ only with respect to the effect of sales charges, the distribution and/or service fees borne by the respective class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

     The Fund was originally organized in 1982 as a money market fund under the name Short Term Asset Reserves and operated from that date until 1993 when it ceased operating as such type of fund. In 1996, the Fund changed its investment objective to a capital appreciation equity fund and adopted its present name. Accordingly, financial statements for the periods prior to August 13, 1996, the date the Fund commenced its present operations as an equity fund, are not included in this report.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

(1) Portfolio valuation: Securities listed on a national securities exchange or designated as national market system securities are valued at the last sale price on such exchanges or market system or, if there has been no sale that day, at the bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost.

(2) Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis.

(3) Federal income taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain

                    AQUILA CASCADIA EQUITY FUND
              NOTES TO FINANCIAL STATEMENTS (continued)
                         (unaudited)

     investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

(4) Organization expenses: The Fund's organizational expenses have been deferred and are being amortized on a straight-line basis over five years.

(5) Allocation of expenses: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

(6) Use of estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note B - Management Arrangements and Fees and Other Transactions with
Affiliates:

     Management affairs of the Fund are conducted through two separate management arrangements.

     Aquila Management Corporation, founder of the Fund, serves as Adviser and Administrator (the "Adviser") for the Fund under an Advisory and Administration Agreement. Under this agreement, the Adviser provides such advisory services to the Fund, in addition to those services provided by the Sub-Adviser, as the Adviser deems appropriate. Besides its advisory services, it also provides all administrative services, other than those relating to its investment portfolio handled by the Sub-Adviser. This includes overseeing the activities of all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Adviser is entitled to receive a fee which is payable monthly and computed as of the close of business each day on the net assets of the Fund at the following annual rates; 0.80 of 1% on the first $15 million; 0.65 of 1% on the next $35 million and 0.50 of 1% on the excess over $50 million.

     The Fund also has an Investment Sub-Advisory Agreement with Ferguson, Wellman, Rudd, Purdy & Van Winkle, Inc. (the "Sub-Adviser"). Under this agreement, the Sub-Adviser supervises the investment program of the Fund and the composition of its portfolio, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee which is payable monthly and computed as of the close of business each day on the net assets of the Fund at the following annual rates; 0.70 of 1% on the first $15 million; 0.55 of 1% on the next $35 million and 0.40 of 1% on the excess over $50 million.

     Specific details as to the nature and extent of the services provided by the Adviser and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

     From commencement of its current investment operations through September 30, 1996, the Fund incurred fees under the Advisory and Administration Agreement and Sub-Advisory Agreement

                      AQUILA CASCADIA EQUITY FUND
               NOTES TO FINANCIAL STATEMENTS (continued)
                             (unaudited)

of $758 and $663, respectively. However, all of these fees were voluntarily waived. Additionally, other direct operating expenses during this period of $13,989 are being voluntarily reimbursed.

     Under a Distribution Agreement, Aquila Distributors, Inc. (the "Distributor") serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within the Fund's general investment region, with the bulk of sales commissions inuring to such dealers. From commencement through September 30, 1996, the Distributor received sales commissions in the amount of $551.

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by the Distributor, including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.25% of the Fund's average net assets represented by Class A Shares. From commencement through September 30, 1996, service fees on Class A Shares amounted to $56, of which the Distributor received $56.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the period from commencement through September 30, 1996, amounted to $11, of which the Distributor received $11.

     In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the period from commencement through September 30, 1996, amounted to $4, of which the Distributor received $4.

     Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

Note C - Purchases and Sales of Securities:

     From commencement through September 30, 1996, purchases of securities and proceeds from the sales of securities aggregated $1,764,967 and $8,365, respectively.

     At September 30, 1996, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $61,932 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $25,290, for a net unrealized appreciation of $36,642.

                       AQUILA CASCADIA EQUITY FUND
                 NOTES TO FINANCIAL STATEMENTS (continued)
                             (unaudited)
Note D - Distributions:

     The Fund anticipates that, to the extent necessary, income generated by its investment portfolio will be used primarily to offset the Fund's operating expenses. Whatever income that accrues above the level of the Fund's operating expenses will be distributed annually to shareholders. Net realized capital gains, if any, will be distributed annually to shareholders. Distributions are recorded by the Fund on the ex-dividend date and paid to shareholders in additional shares at the net asset value per share or in cash, at the shareholder's option. Due to differences between financial reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains.

Note E - Custodian Fees:

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. During the period from commencement through September 30, 1996, the Fund's custodian fees amounted to $1,621, of which $1,082 was offset by such credits. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit with the custodian.

Note F - Capital Share Transactions:

     Transactions in Capital Shares of the Fund were as follows:

                                               Period Ended
                                            September 30, 1996*
                                            Shares      Amount
   Class A Shares:
     Proceeds from shares sold. . . . . .   19,128     $ 229,942
     Reinvested dividends and distributions   ---          ---
     Cost of shares redeemed. . . . . . .    (458)       (5,500)
        Net change. . . . . . . . . . . .   18,670       224,442

   Class C Shares:
     Proceeds from shares sold. . . . . .    1,038        12,450
     Reinvested dividends and
       distributions. . . . . . . . . . .     ---           ---
     Cost of shares redeemed. . . . . . .     ---           ---
       Net change . . . . . . . . . . . .    1,038        12,450

   Class Y Shares:
     Proceeds from shares sold. . . . . .  234,640     2,842,113
     Reinvested dividends and
        distributions . . . . . . . . . .    ---            ---
     Cost of shares redeemed. . . . . . .(103,802)   (1,259,026)
        Net change. . . . . . . . . . .    130,838     1,583,087
   Total transactions in Fund shares. .    150,546   $ 1,819,979

* For the period from August 13, 1996 (commencement of operations) through September 30, 1996.

                    AQUILA CASCADIA EQUITY FUND
                        FINANCIAL HIGHLIGHTS
                             (unaudited)

For a share outstanding throughout the period

                                           Period Ended September 30, 1996*
                                                  Class A   Class C   Class Y
Net Asset Value, Beginning of Period. . . . . .  $  12.00  $  12.00  $  12.00

Income from Investment Operations:
   Net investment income. . . . . . . . . . . .       ---       ---       ---
   Net gain on securities (both realized
     and unrealized). . . . . . . . . . . . . .      0.33      0.33      0.33

   Total from Investment Operations . . . . . .      0.33      0.33      0.33

Less Distributions (note D):
   Dividends from net investment income . . . .       ---       ---       ---
   Distributions from capital gains . . . . . .       ---       ---       ---
   Total Distributions. . . . . . . . . . . . .       ---       ---       ---

   Net Asset Value, End of Period . . . . . . .  $  12.33  $  12.33  $  12.33


   Total Return (not reflecting sales
     charge) (%). . . . . . . . . . . . . . . .    2.75**    2.75**    2.75**


Ratios+/Supplemental Data
   Net Assets, End of Period ($ thousands). . .       230        13     1,613
   Ratio of Expenses to Average Net Assets (%).      0.00      0.00      0.00
   Ratio of Net Investment Income to
     Average Net Assets (%) . . . . . . . . . .      0.00      0.00      0.00
   Portfolio Turnover Rate (%). . . . . . . . .      0.47      0.47      0.47

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Sub-Adviser's voluntary waiver of fees, the voluntary expense reimbursement and the expense offset in custodian fees for uninvested cash balances would have been:

   Net Investment Income ($). . . . . . . . . .       ---       ---       ---
   Ratio of Expenses to
     Average Net Assets (%) . . . . . . . . . .      0.05      0.04      0.05
   Ratio of Net Investment Income to
     Average Net Assets (%) . . . . . . . . . .    (0.05)    (0.04)    (0.05)

*  From August 13, 1996 (commencement of operations) through September 30,
1996.

** Not annualized.

+ Ratios have not been annualized due to the relatively short time period that the Fund has been in existence.

              See accompanying notes to financial statements.

ADVISER AND ADMINISTRATOR
AQUILA MANAGEMENT CORPORATION
380 Madison Avenue Suite 2300
New York, New York 10017

INVESTMENT SUB-ADVISER
KPM INVESTMENT MANAGEMENT, INC.
Ferguson, Wellman, Rudd, Purdy & Van Winkle, Inc.
888 SW Fifth Avenue, Suite 1200
Portland, OR 97204-2026

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Vernon R. Alden
Warren C. Coloney
James A. Gardner
Diana P. Herrmann
Ann R. Leven
Raymond H. Lung
Richard C. Ross

OFFICERS
Lacy B. Herrmann, President
W. Dennis Cheroutes, Senior Vice President
Sally Wilson Church, Vice President
Nancy L. Kayani, Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

CUSTODIAN
BANK ONE TRUST COMPANY, N.A.
100 East Broad Street
Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
ADMINISTRATIVE DATA
  MANAGEMENT CORP.
581 Main Street
Woodbridge, New Jersey 07095-1198

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
345 Park Avenue
New York, New York 10154


Further iformation is contained in the Prospectus, which must precede or accompany this report.

SEMI-ANNUAL REPORT
SEPTEMBER 30, 1996

AQUILA CASCADIA EQUITY FUND
{picture of a waterfall and a compass}

ONE OF THE AQUILAsm GROUP OF FUNDS